FAIR VALUE MEASUREMENTS - Summary of the Hierarchy For Liabilities Measured at Fair Value (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Liabilities:
Total liabilities	$ 5,812	$ 7,364	$ 7,204
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Total liabilities	0	0	0
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Total liabilities	0	0	0
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Total liabilities	5,812	7,364	7,204
Crystal [Member]
Liabilities:
Contingent liabilities		0	800
Crystal [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities:
Contingent liabilities		0	0
Crystal [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities:
Contingent liabilities		0	0
Crystal [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities:
Contingent liabilities		0	800
Icagen [Member]
Liabilities:
Contingent liabilities	5,332	7,364	6,404
Icagen [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities:
Contingent liabilities	0	0	0
Icagen [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities:
Contingent liabilities	0	0	0
Icagen [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities:
Contingent liabilities	5,332	7,364	$ 6,404
xCella [Member]
Liabilities:
Contingent liabilities	480	0
xCella [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities:
Contingent liabilities	0	0
xCella [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities:
Contingent liabilities	0	0
xCella [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities:
Contingent liabilities	$ 480	$ 0